Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNDISCOVERED MANAGERS FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	umf_SupplementTextBlock

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Documents dated December 29, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Realty Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	umf_SupplementTextBlock

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Documents dated December 29, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Undiscovered Managers Behavioral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	umf_SupplementTextBlock

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

Documents dated December 29, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE